Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Total lease liabilities	$ 683	$ 510
Less: current portion (shown as ‘current lease liabilities’)	(444)	(402)
Non-current lease liabilities	$ 239	$ 108